Cover	May 28, 2025
Cover [Abstract]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	Forward Industries, Inc.
Entity Central Index Key	0000038264
Entity Tax Identification Number	13-1950672
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	700 Veterans Memorial Highway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	(631)
Local Phone Number	547-3055
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false